INCOME TAX AND DEFERRED TAX, Analysis of Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 4,027,923	$ 1,887,237
Deferred tax assets to be recovered after less than 12 months	640,585	562,048
Subtotal deferred tax assets	4,668,508	2,449,285
Deferred tax liabilities [Abstract]
Deferred tax liabilities to be recovered after more than 12 months	(14,778,469)	(13,325,708)
Deferred tax liabilities to be recovered after less than 12 months	(166,265)	(366,604)
Subtotal deferred tax liabilities	(14,944,734)	(13,692,312)
Deferred tax liabilities, net	(10,276,226)	(11,243,027)
Deferred tax assets	$ 23,757	$ 37,240